                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04222

Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended December 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

                                               LEHMAN
                                             BROTHERS          LIPPER NY
                                            MUNICIPAL          MUNICIPAL
                                                 BOND         DEBT FUNDS
 CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)           INDEX(2)
 -------    -------    -------    -------   ---------         ----------
   3.61%      3.01%      3.01%      3.78%       4.48%              3.57%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Growth in consumer spending and business investment helped the U.S. economy expand at a solid pace in 2004. Even with this positive backdrop, however, fixed income markets were confronted with contradictory economic data. At the beginning of the year, weak employment growth and the possibility of deflation kept interest rates at historically low levels. Market sentiment changed in April, when the release of the March employment report was significantly higher than expected and included upward revisions of previous periods. The bond market also began to focus on the rapid climb in oil prices. These new signals led investors to conclude that the Federal Open Market Committee (the "Fed") would begin to raise rates sooner than had been anticipated.

Beginning in June, the Fed raised short-term interest rates five times over the remainder of the year. This brought the overnight federal funds rate to 2.25%, and reversed a portion of the Fed's 13 rate reductions that occurred between January 2001 and June 2003. Despite these actions, a series of soft economic indicators caused yields on intermediate and longer maturity bonds to move lower in the second half.

Against this setting, intermediate and long-term municipal bond yields peaked in June but subsequently trended lower before ending the year with little overall change. In contrast, yields on shorter bonds rose steadily in the second half of the period when the Fed began tightening.

Relative to U.S. Treasuries, municipals outperformed early in the year but then gave ground. The municipal to Treasury yield ratio which gauges relative performance remained attractive for municipals. As a result, fixed income investors such as insurance companies and hedge funds that normally focus on taxable sectors supported municipals by "crossing over" to purchase bonds.

Municipal underwriting volume of $359 billion in 2004 finished 7 percent below last year's record setting level. New York ranked second in issuance with $38 billion. The state's economy has demonstrated sustained improvement. Employment has shown steady gains and brightened the outlook. However, a structural imbalance in the budget between revenues and expenditures has not been fully addressed.

PERFORMANCE ANALYSIS

Morgan Stanley New York Tax-Free income Fund underperformed the Lehman Brothers Municipal Bond Index. The Fund's Class B and C shares underperformed the Lipper New York Municipal Debt Funds Index for the year, while its Class A and D shares outperformed the Lipper peer group, assuming no deduction of applicable sales charges. The Fund's performance in 2004 was driven primarily by its duration* target and quality composition. The Fund's duration during the year was gradually reduced relative to its benchmark in anticipation of rising interest rates. This reduced the Fund's exposure to securities with longer maturities, which were among the best performers in the index.

The Fund also maintained its traditional high quality profile with over 90% of the bonds in the portfolio rated 'A' or higher. During the period, the yield spread between higher and lower quality bonds tightened and lower quality municipal bonds outperformed. The Fund remained well diversified, with 39 individual credits in 11 municipal sectors.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

  TOP FIVE SECTORS

  Refunded                                    12.1%
  Hospital                                    11.0
  Other Revenue                               10.5
  Water & Sewer                               10.0
  Transportation                               9.4

  LONG-TERM CREDIT ANALYSIS

  Aaa/AAA                                     44.2%
  Aa/AA                                       30.8
  A/A                                         16.4
  Baa/BBB                                      5.2
  NR                                           3.4

DATA AS OF DECEMBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE SECTORS ARE AS A PERCENTAGE OF NET ASSETS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL, NEW YORK STATE AND NEW YORK CITY INCOME TAX OR OTHER LOCAL INCOME TAXES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, NEW YORK MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES. THESE MUNICIPAL OBLIGATIONS WILL HAVE THE FOLLOWING RATINGS AT THE TIME OF PURCHASE:

- MUNICIPAL BONDS -- WITHIN THE FOUR HIGHEST GRADES BY MOODY'S INVESTORS SERVICE INC. ("MOODY'S), STANDARD & POOR'S CORPORATION ("S&P") OR FITCH IBCA INC. ("FITCH");

- MUNICIPAL NOTES -- WITHIN THE TWO HIGHEST GRADES OR, IF NOT RATED, HAVE OUTSTANDING BONDS WITHIN THE FOUR HIGHEST GRADES BY MOODY'S, S&P OR FITCH; AND

-  MUNICIPAL COMMERCIAL PAPER -- WITHIN THE HIGHEST GRADE BY MOODY'S, S&P OR
   FITCH.

THE FUND MAY ALSO INVEST IN UNRATED SECURITIES WHICH ARE JUDGED BY THE INVESTMENT MANAGER TO HAVE COMPARABLE QUALITY TO THE SECURITIES DESCRIBED ABOVE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of December 31, 2004

[CHART]

WEIGHTED AVERAGE MATURITY: 15 YEARS

YEARS
1-5                    15
5-10                   19
10-20                  40
20-30                  21
30+                     5

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of December 31, 2004

[CHART]

YEARS BONDS CALLABLE--WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2005(a)                16
2006                   11
2007                    0
2008                    6
2009                    3
2010                   10
2011                    4
2012                   16
2013                   11
2014                    6
2015+                  17

[CHART]

COST (BOOK) YIELD(b)--WEIGHTED AVERAGE BOOK YIELD: 5.6%

2005(a)               6.8
2006                  6.5
2007                    0
2008                  5.3
2009                  5.8
2010                  5.5
2011                  4.9
2012                  4.8
2013                  4.9
2014                  4.7
2015+                 5.8

(a)  MAY INCLUDE ISSUES CALLABLE IN PREVIOUS YEARS.

(b) COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE FUND'S OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.8% ON 16% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2005.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                  (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS B

                  CLASS B~       LEHMAN(1)       LIPPER(2)
                  --------       ---------       ---------
Dec 31, 1994     $  10,000       $  10,000       $  10,000
Dec 31, 1995     $  11,659       $  11,746       $  11,722
Dec 31, 1996     $  11,986       $  12,266       $  12,086
Dec 31, 1997     $  12,997       $  13,393       $  13,194
Dec 31, 1998     $  13,689       $  14,261       $  13,958
Dec 31, 1999     $  13,062       $  13,968       $  13,266
Dec 31, 2000     $  14,486       $  15,600       $  14,879
Dec 31, 2001     $  14,957       $  16,399       $  15,473
Dec 31, 2002     $  16,350       $  17,974       $  16,869
Dec 31, 2003     $  16,975       $  18,929       $  17,705
Dec 31, 2004     $  17,486       $  19,778       $  18,337

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2004

                            CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                           (SINCE 07/28/97)      (SINCE 04/25/85)    (SINCE 07/28/97)      (SINCE 07/28/97)
  SYMBOL                              NYFAX                 NYFBX               NYFCX                 NYFDX
  1 YEAR                               3.61%(3)              3.01%(3)            3.01%(3)              3.78%(3)
                                      (0.79)(4)             (1.94)(4)            2.02(4)                 --
  5 YEARS                              6.76(3)               6.01(3)             6.06(3)               6.75(3)
                                       5.84(4)               5.69(4)             6.06(4)                 --
  10 YEARS                               --                  5.75(3)               --                    --
                                         --                  5.75(4)               --                    --
  SINCE INCEPTION                      5.15(3)               6.69(3)             4.50(3)               5.23(3)
                                       4.54(4)               6.69(4)             4.50(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST BAA OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                           07/01/04 -
                                                                     07/01/04          12/31/04            12/31/04
                                                                   -------------     -------------      ---------------
CLASS A
Actual (4.73% return)                                                $ 1,000.00        $ 1,047.30            $ 4.68
Hypothetical (5% annual return before expenses)                      $ 1,000.00        $ 1,020.56            $ 4.62

CLASS B
Actual (4.48% return)                                                $ 1,000.00        $ 1,044.80            $ 7.25
Hypothetical (5% annual return before expenses)                      $ 1,000.00        $ 1,018.05            $ 7.15

CLASS C
Actual (4.48% return)                                                $ 1,000.00        $ 1,044.80            $ 7.25
Hypothetical (5% annual return before expenses)                      $ 1,000.00        $ 1,018.05            $ 7.15

CLASS D
Actual (4.89% return)                                                $ 1,000.00        $ 1,048.90            $ 3.40
Hypothetical (5% annual return before expenses)                      $ 1,000.00        $ 1,021.82            $ 3.35

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.91%, 1.41%,1.41% AND 0.66% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 0.99%, 1.49%, 1.49% AND 0.74%, RESPECTIVELY.

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                        COUPON     MATURITY
THOUSANDS                                                                         RATE        DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
             NEW YORK TAX-EXEMPT MUNICIPAL BONDS (96.8%)
             GENERAL OBLIGATION (8.3%)
$    1,500   New York City, 2005 Ser G                                            5.00%     12/01/26     $     1,540,680
     3,500   New York State, Ser 1995 B Refg                                      5.70      08/15/13           3,609,725
     4,550   Puerto Rico, Public Improvement Refg Ser 1987 A                      3.00      07/01/06           4,552,548
----------                                                                                               ---------------
     9,550                                                                                                     9,702,953
----------                                                                                               ---------------
             EDUCATIONAL FACILITIES REVENUE (6.2%)
       500   Hempstead Industrial Development Agency, Hofstra University
              Ser 1996 (MBIA)                                                     5.80      07/01/15             535,630
             New York State Dormitory Authority,
     3,000    City University Ser 1993 A                                          5.75      07/01/09           3,325,950
     1,000    New York University Ser 1998 A (MBIA)                               5.75      07/01/15           1,179,420
     2,000    State University 1993 Ser A                                         5.25      05/15/15           2,223,920
----------                                                                                               ---------------
     6,500                                                                                                     7,264,920
----------                                                                                               ---------------
             ELECTRIC REVENUE (4.9%)
             Long Island Power Authority,
     2,000    Ser 2000 A (FSA)                                                    0.00      06/01/18           1,138,340
     1,345    Ser 2003 C                                                          5.50      09/01/21           1,461,168
     1,000    Ser 1998 A (FSA)                                                   5.125      12/01/22           1,073,810
     2,000   New York State Power Authority, Ser 2000 A                           5.25      11/15/40           2,085,040
----------                                                                                               ---------------
     6,345                                                                                                     5,758,358
----------                                                                                               ---------------
             HOSPITAL REVENUE (11.0%)
     2,000   New York City Health & Hospital Corporation, Health 2003
              Ser A (Ambac)                                                       5.25      02/15/22           2,151,000
             New York State Dormitory Authority,
     1,000    Catholic Health Long Island - St Francis Hospital Ser 2004          5.00      08/01/29           1,029,910
     1,000    Department of Health Refg Ser 2004                                  5.00      07/01/22           1,052,130
     2,000    Memorial Sloan-Kettering Cancer Center 2003 Ser I (MBIA)            5.00      07/01/23           2,105,340
     1,000    Montefiore Medical Center Ser 2004 (FGIC)                           5.00      07/01/27             995,990
     2,000    Winthrop South Nassau University Health Ser 2003 B                  5.50      07/01/23           2,112,500
     3,350   New York State Medical Care Facilities Finance Agency,
              Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B (FSA)         5.50      02/15/22           3,453,248
----------                                                                                               ---------------
    12,350                                                                                                    12,900,118
----------                                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON      MATURITY
THOUSANDS                                                                        RATE         DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (8.4%)
             New York City Industrial Development Agency,
$    1,000    Airis JFK I LLC Ser 2001A (AMT)                                     5.50%     07/01/28     $     1,001,790
     2,000    Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)          5.75      10/01/36           1,895,360
     6,000   New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser D (AMT)                            11.673++    07/01/26           6,908,100
----------                                                                                               ---------------
     9,000                                                                                                     9,805,250
----------                                                                                               ---------------
             MORTGAGE REVENUE - MULTI-FAMILY (8.0%)
             New York City Housing Development Corporation,
     1,874    East Midtown - FHA Ins Sec 223                                      6.50      11/15/18           1,971,488
     1,920    Ruppert - FHA Ins Sec 223                                           6.50      11/15/18           2,019,958
     5,135   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)         6.10      11/01/15           5,401,609
----------                                                                                               ---------------
     8,929                                                                                                     9,393,055
----------                                                                                               ---------------
             PUBLIC FACILITIES REVENUE (8.0%)
     1,820   Montgomery County Industrial Development Agency, Hamilton
              Fulton Montgomery BOCES Ser 2004 A (XLCA) (WI)                      5.00      07/01/34           1,862,715
       500   New York City Cultural Resources Trust, The New York Botanical
              Garden Ser 1996 (MBIA)                                              5.75      07/01/16             530,580
     1,035   New York City Industrial Development Agency, Royal Charter
              Properties - The New York & Presbytrian Hospital Parking
              Ser 2001 (FSA)                                                      5.25      12/15/32           1,097,079
             New York State Dormitory Authority,
     2,000    School District Ser 2002 E (MBIA)                                   5.50      10/01/17           2,246,960
     1,300    School District Ser 2002 C (MBIA)                                   5.25      04/01/21           1,409,538
     2,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)
              (Mandatory Tender 07/01/12)                                         5.00      07/01/36           2,203,320
----------                                                                                               ---------------
     8,655                                                                                                     9,350,192
----------                                                                                               ---------------
             TRANSPORTATION FACILITIES REVENUE (9.4%)
       400   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge
              Ser 1995 (MBIA)                                                     5.75      01/01/25             405,027
     3,000   Metropolitan Transportation Authority, Dedicated Tax Refg
              Ser 2002 A (FSA)                                                    5.25      11/15/24           3,222,660
     3,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A           5.00      01/01/32           3,059,430
             Puerto Rico Highway & Transportation Authority,
     2,000    Refg Ser X                                                          5.50      07/01/15           2,269,860
     2,000    Ser 1998 A                                                          4.75      07/01/38           2,001,980
----------                                                                                               ---------------
    10,400                                                                                                    10,958,957
----------                                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON      MATURITY
THOUSANDS                                                                        RATE         DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
             WATER & SEWER REVENUE (10.0%)
             New York City Municipal Water Finance Authority,
$    2,000    2005 Ser B (Ambac)                                                  5.00%     06/15/28     $     2,073,800
     3,000    2001 Ser B                                                         5.125      06/15/31           3,084,510
     2,000   New York State Environment Facilities Corporation, Clean Water
              Ser 2003 C                                                          5.00      07/15/23           2,108,380
     4,000   Suffolk Country Industrial Development Agency, Southwest Sewer
              Ser 1994 (FGIC)                                                     6.00      02/01/08           4,427,680
----------                                                                                               ---------------
    11,000                                                                                                    11,694,370
----------                                                                                               ---------------
             OTHER REVENUE (10.5%)
     2,000   Battery Park City Authority, Ser 2003 A                              5.00      11/01/24           2,110,160
             New York City Transitional Finance Authority,
     2,000    2003 Ser D (MBIA)                                                   5.25      02/01/20           2,171,860
     2,000    Refg 2003 Ser A                                                     5.50#     11/01/26           2,249,020
     5,000   New York Local Government Assistance Corporation, Ser 1993 C         5.50      04/01/17           5,738,750
----------                                                                                               ---------------
    11,000                                                                                                    12,269,790
----------                                                                                               ---------------
             REFUNDED (12.1%)
             Empire State Development Corporation,
     2,000    Personal Income Tax Ser 2002 A                                     5.375      03/15/12+          2,282,000
     1,750    Personal Income Tax Ser 2002 A                                     5.375      03/15/12+          1,996,750
     2,000   New York City Transitional Finance Authority, 2001 Ser A            5.375      02/15/10+          2,268,100
     2,595   New York State Dormitory Authority, Suffolk County Judicial
              Ser 1986 (ETM)                                                     7.375      07/01/16           3,206,823
     4,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)    5.375      10/01/24           4,373,080
----------                                                                                               ---------------
    12,345                                                                                                    14,126,753
----------                                                                                               ---------------
   106,074   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (COST $104,671,191)                                   113,224,716
----------                                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON      MATURITY
THOUSANDS                                                                        RATE         DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
             SHORT TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.7%)
$      895   New York City Transitional Finance Authority, Future Tax Fiscal
              2003 Ser C Subser C4 (Demand 01/03/05)                              2.18*%    08/01/31     $       895,000
     3,000   New York State Dormitory Authority, State University
              Ser 1989 B                                                          0.00      05/15/05           2,977,680
       500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992           6.65      04/01/05             505,105
----------                                                                                               ---------------

     4,395   TOTAL SHORT TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------   (COST $4,314,800)                                                                                 4,377,785
                                                                                                         ---------------

$  110,469   TOTAL INVESTMENTS
==========   (COST $108,985,991)(a)                                                            100.5%        117,602,501

             LIABILITIES IN EXCESS OF OTHER ASSETS                                              (0.5)           (606,411)
                                                                                              ------     ---------------
             NET ASSETS                                                                        100.0%    $   116,996,090
                                                                                              ======     ===============

----------
     AMT  ALTERNATIVE MINIMUM TAX.
     ETM  ESCROWED TO MATURITY.
     FHA  FEDERAL HOUSING ADMINISTRATION.
     WI   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
     *    CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
     #    STEP UP COUPON; WILL CONVERT TO 14% ON NOVEMBER 1, 2011.
     +    PREREFUNDED TO CALL DATE SHOWN.
     ++ CURRENT COUPON RATE FOR INVERSE FLOATING RATE MUNICIPAL OBLIGATION. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SECURITY CHANGES. POSITIONS IN INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS HAVE TOTAL VALUE OF $6,908,100, WHICH REPRESENTS 5.9% OF NET ASSETS.
     (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $108,902,104. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,787,545 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $87,148, RESULTING IN NET UNREALIZED APPRECIATION OF $8,700,397.

BOND INSURANCE:

     AMBAC  AMBAC ASSURANCE CORPORATION.
     FGIC   FINANCIAL GUARANTY INSURANCE COMPANY.
     FSA    FINANCIAL SECURITY ASSURANCE INC.
     MBIA   MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
     XLCA   XL CAPITAL CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (cost $108,985,991)                         $     117,602,501
Cash                                                                                      100,442
Receivable for:
  Interest                                                                              1,614,671
  Shares of beneficial interest sold                                                       97,585
Prepaid expenses and other assets                                                          12,914
                                                                                -----------------
    TOTAL ASSETS                                                                      119,428,113
                                                                                -----------------
LIABILITIES:
Payable for:
  Investments purchased                                                                 1,857,128
  Dividends and distributions to shareholders                                             265,568
  Shares of beneficial interest redeemed                                                   89,997
  Distribution fee                                                                         66,503
  Investment advisory fee                                                                  35,519
  Administration fee                                                                        7,950
Accrued expenses and other payables                                                       109,358
                                                                                -----------------
    TOTAL LIABILITIES                                                                   2,432,023
                                                                                -----------------
    NET ASSETS                                                                  $     116,996,090
                                                                                =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                 $     107,877,420
Net unrealized appreciation                                                             8,616,510
Accumulated undistributed net investment income                                           106,241
Accumulated undistributed net realized gain                                               395,919
                                                                                -----------------
    NET ASSETS                                                                  $     116,996,090
                                                                                =================
CLASS A SHARES:
Net Assets                                                                      $       2,818,526
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 241,587
    NET ASSET VALUE PER SHARE                                                   $           11.67
                                                                                =================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                             $           12.19
                                                                                =================
CLASS B SHARES:
Net Assets                                                                      $      99,529,509
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               8,586,986
    NET ASSET VALUE PER SHARE                                                   $           11.59
                                                                                =================
CLASS C SHARES:
Net Assets                                                                      $       4,066,457
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 350,512
    NET ASSET VALUE PER SHARE                                                   $           11.60
                                                                                =================
CLASS D SHARES:
Net Assets                                                                      $      10,581,598
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 916,376
    NET ASSET VALUE PER SHARE                                                   $           11.55
                                                                                =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

NET INVESTMENT INCOME:
INTEREST INCOME                                                                 $      6,532,527
                                                                                ----------------
EXPENSES
Distribution fee (Class A shares)                                                          5,971
Distribution fee (Class B shares)                                                        789,177
Distribution fee (Class C shares)                                                         32,500
Investment advisory fee                                                                  666,700
Professional fees                                                                         74,140
Transfer agent fees and expenses                                                          58,143
Shareholder reports and notices                                                           57,638
Administration fee                                                                        15,731
Registration fees                                                                         10,622
Trustees' fees and expenses                                                                8,057
Custodian fees                                                                             7,583
Other                                                                                      9,534
                                                                                ----------------
    TOTAL EXPENSES                                                                     1,735,796
Less: amounts waived/reimbursed                                                          (65,696)
Less: expense offset                                                                      (7,073)
                                                                                ----------------
    NET EXPENSES                                                                       1,663,027
                                                                                ----------------
    NET INVESTMENT INCOME                                                              4,869,500
                                                                                ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                                              717,006
Futures contracts                                                                       (232,269)
                                                                                ----------------
    NET REALIZED GAIN                                                                    484,737
                                                                                ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                           (1,837,077)
Futures contracts                                                                         69,977
                                                                                ----------------
    NET DEPRECIATION                                                                  (1,767,100)
                                                                                ----------------
    NET LOSS                                                                          (1,282,363)
                                                                                ----------------
NET INCREASE                                                                    $      3,587,137
                                                                                ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR            FOR THE YEAR
                                                                             ENDED                   ENDED
                                                                       DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                      --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                 $          4,869,500    $          5,384,815
Net realized gain                                                                  484,737               1,052,184
Net change in unrealized appreciation (depreciation)                            (1,767,100)             (1,220,474)
                                                                      --------------------    --------------------

    NET INCREASE                                                                 3,587,137               5,216,525
                                                                      --------------------    --------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                                  (160,869)               (236,902)
  Class B shares                                                                (4,055,361)             (4,428,063)
  Class C shares                                                                  (166,738)               (178,054)
  Class D shares                                                                  (500,882)               (520,670)

Net realized gain
  Class A shares                                                                    (3,799)                (32,045)
  Class B shares                                                                  (137,274)               (852,519)
  Class C shares                                                                    (5,610)                (35,577)
  Class D shares                                                                   (14,668)                (86,029)
                                                                      --------------------    --------------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                           (5,045,201)             (6,369,859)
                                                                      --------------------    --------------------

Net decrease from transactions in shares of beneficial interest                (15,135,523)             (8,635,983)
                                                                      --------------------    --------------------

    NET DECREASE                                                               (16,593,587)             (9,789,317)

NET ASSETS:
Beginning of period                                                            133,589,677             143,378,994
                                                                      --------------------    --------------------

END OF PERIOD
(Including accumulated undistributed net investment income of
$106,241 and $111,954, respectively)                                  $        116,996,090    $        133,589,677
                                                                      ====================    ====================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of daily net assets not exceeding $500 million and 0.445% to the portion of daily net assets exceeding $500 million.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million

Effective May 1, 2004, the Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and waive the compensation provided for in its Investment Management Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.65% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $239,441 at December 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $74,401 and $2,794, respectively and received $13,948 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2004 aggregated $13,737,993 and $24,230,172, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,700.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,408. At December 31, 2004, the Fund had an accrued pension liability of $61,829 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                           FOR THE YEAR                          FOR THE YEAR
                                                               ENDED                                 ENDED
                                                         DECEMBER 31, 2004                     DECEMBER 31, 2003
                                                ----------------------------------    ----------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                     91,244    $     1,060,865          5,940,729    $    70,550,054
Reinvestment of dividends and distributions               9,012            104,777             12,985            152,870
Redeemed                                               (222,171)        (2,571,512)        (6,032,186)       (71,540,906)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease -- Class A                                (121,915)        (1,405,870)           (78,472)          (837,982)
                                                ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                    241,318          2,792,882            509,201          5,985,290
Reinvestment of dividends and distributions             200,193          2,311,536            255,573          2,997,092
Redeemed                                             (1,523,423)       (17,582,961)        (1,441,706)       (16,926,261)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                              (1,081,912)       (12,478,543)          (676,932)        (7,943,879)
                                                ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                     55,933            656,957            550,830          6,453,907
Reinvestment of dividends and distributions               8,938            103,264              9,168            107,477
Redeemed                                               (113,739)        (1,310,198)          (459,294)        (5,389,045)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class C                      (48,868)          (549,977)           100,704          1,172,339
                                                ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                     86,883            999,084            126,363          1,475,759
Reinvestment of dividends and distributions              25,917            298,128             29,986            350,347
Redeemed                                               (173,821)        (1,998,345)          (244,895)        (2,852,567)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                                 (61,021)          (701,133)           (88,546)        (1,026,461)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                 (1,313,716)   $   (15,135,523)          (743,246)   $    (8,635,983)
                                                ===============    ===============    ===============    ===============

8. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                     FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED
                                  DECEMBER 31, 2004    DECEMBER 31, 2003
                                  -----------------    -----------------
Tax-exempt income                 $       4,852,077    $       5,363,689
Ordinary income                              32,478              326,338
Long-term capital gains                     160,646              679,832
                                  -----------------    -----------------
Total distributions               $       5,045,201    $       6,369,859
                                  =================    =================

As of December 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income        $       84,252
Undistributed ordinary income                  43,047
Undistributed long-term gains                 352,873
                                       --------------
Net accumulated earnings                      480,172
Temporary differences                         (61,899)
Net unrealized appreciation                 8,700,397
                                       --------------
Total accumulated earnings             $    9,118,670
                                       ==============

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $8,667, paid-in-capital was credited $30 and accumulated undistributed net investment income was credited $8,637.

9. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.79      $    11.82      $    11.47      $    11.56      $    10.89
                                                     ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income                                    0.52            0.51            0.52            0.53            0.53
  Net realized and unrealized gain (loss)                 (0.11)           0.06            0.62           (0.06)           0.66
                                                     ----------      ----------      ----------      ----------      ----------
Total income from investment operations                    0.41            0.57            1.14            0.47            1.19
                                                     ----------      ----------      ----------      ----------      ----------

Less dividends and distribution from:
  Net investment income                                   (0.51)          (0.51)          (0.52)          (0.53)          (0.52)
  Net realized gain                                       (0.02)          (0.09)          (0.27)          (0.03)              -
                                                     ----------      ----------      ----------      ----------      ----------
Total dividends and distributions                         (0.53)          (0.60)          (0.79)          (0.56)          (0.52)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    11.67      $    11.79      $    11.82      $    11.47      $    11.56
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                              3.61%           4.90%          10.18%           4.08%          11.29%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                           0.84%(3)        0.93%           0.92%           0.94%           0.96%
Net investment income                                      4.42%(3)        4.29%           4.44%           4.50%           4.78%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    2,819      $    4,285      $    5,226      $    3,084      $      661
Portfolio turnover rate                                      11%             20%             21%             11%             21%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.89% AND 4.37%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.71      $    11.80      $    11.48      $    11.60      $    10.91
                                                     ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income                                    0.45            0.44            0.46            0.47            0.47
  Net realized and unrealized gain
   (loss)                                                 (0.11)           0.00            0.59           (0.10)           0.69
                                                     ----------      ----------      ----------      ----------      ----------
Total income from investment
 operations                                                0.34            0.44            1.05            0.37            1.16
                                                     ----------      ----------      ----------      ----------      ----------

Less dividends and distributions from:
  Net investment income                                   (0.44)          (0.44)          (0.46)          (0.46)          (0.47)
  Net realized gain                                       (0.02)          (0.09)          (0.27)          (0.03)              -
                                                     ----------      ----------      ----------      ----------      ----------
Total dividends and distributions                         (0.46)          (0.53)          (0.73)          (0.49)          (0.47)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    11.59      $    11.71      $    11.80      $    11.48      $    11.60
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                              3.01%           3.81%           9.32%           3.26%          10.90%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                           1.43%(3)        1.46%           1.46%           1.46%           1.47%
Net investment income                                      3.83%(3)        3.76%           3.90%           3.99%           4.27%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   99,530      $  113,223      $  122,099      $  117,519      $  121,867
Portfolio turnover rate                                      11%             20%             21%             11%             21%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.48% AND 3.78%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.72      $    11.79      $    11.46      $    11.57      $    10.89
                                                     ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income                                    0.45            0.44            0.46            0.47            0.47
  Net realized and unrealized gain (loss)                 (0.11)           0.02            0.60           (0.09)           0.68
                                                     ----------      ----------      ----------      ----------      ----------
Total income from investment operations                    0.34            0.46            1.06            0.38            1.15
                                                     ----------      ----------      ----------      ----------      ----------

Less dividends and distribution from:
  Net investment income                                   (0.44)          (0.44)          (0.46)          (0.46)          (0.47)
  Net realized gain                                       (0.02)          (0.09)          (0.27)          (0.03)              -
                                                     ----------      ----------      ----------      ----------      ----------
Total dividends and distributions                         (0.46)          (0.53)          (0.73)          (0.49)          (0.47)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    11.60      $    11.72      $    11.79      $    11.46      $    11.57
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                              3.01%           3.98%           9.41%           3.33%          10.81%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                           1.43%(3)        1.46%           1.46%           1.46%           1.47%
Net investment income                                      3.83%(3)        3.76%           3.90%           3.99%           4.27%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    4,066      $    4,679      $    3,521      $    3,557      $    1,318
Portfolio turnover rate                                      11%             20%             21%             11%             21%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.48% AND 3.78%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.67      $    11.76      $    11.46      $    11.58      $    10.90
                                                     ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income                                    0.53            0.53            0.55            0.56            0.55
  Net realized and unrealized gain (loss)                 (0.10)           0.00            0.56           (0.10)           0.68
                                                     ----------      ----------      ----------      ----------      ----------
Total income investment operations                         0.43            0.53            1.11            0.46            1.23
                                                     ----------      ----------      ----------      ----------      ----------

Less dividends and distribution from:
  Net investment income                                   (0.53)          (0.53)          (0.54)          (0.55)          (0.55)
  Net realized gain                                       (0.02)          (0.09)          (0.27)          (0.03)              -
                                                     ----------      ----------      ----------      ----------      ----------
Total dividends and distributions                         (0.55)          (0.62)          (0.81)          (0.58)          (0.55)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    11.55      $    11.67      $    11.76      $    11.46      $    11.58
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                              3.78%           4.59%           9.96%           4.04%          11.64%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                           0.68%(3)        0.71%           0.71%           0.71%           0.72%
Net investment income                                      4.58%(3)        4.51%           4.65%           4.74%           5.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   10,582      $   11,402      $   12,533      $   10,285      $   10,475
Portfolio turnover rate                                      11%             20%             21%             11%             21%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.73% AND 4.53%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Tax-Free Income Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 14, 2005

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF                              IN FUND
                                        POSITION(S)  OFFICE AND                            COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN       OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT TIME SERVED*  DURING PAST 5 YEARS**  BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------- ------------- --------------------------
Michael Bozic (63)                      Trustee     Since        Private Investor;       208           None.
c/o Kramer Levin Naftalis & Frankel LLP             April 1994   Director or Trustee of
Counsel to the Independent Trustees                              the Retail Funds (since
919 Third Avenue                                                 April 1994) and the
New York, NY 10022-3902                                          Institutional Funds
                                                                 (since July 2003);
                                                                 formerly Vice Chairman
                                                                 of Kmart Corporation
                                                                 (December 1998-
                                                                 October 2000), Chairman
                                                                 and Chief Executive
                                                                 Officer of Levitz
                                                                 Furniture Corporation
                                                                 (November 1995-
                                                                 November 1998) and
                                                                 President and Chief
                                                                 Executive Officer of
                                                                 Hills Department Stores
                                                                 (May 1991-July 1995);
                                                                 formerly variously
                                                                 Chairman, Chief
                                                                 Executive Officer,
                                                                 President and Chief
                                                                 Operating Officer
                                                                 (1987-1991) of the
                                                                 Sears Merchandise Group
                                                                 of Sears, Roebuck & Co.

Edwin J. Garn (72)                      Trustee     Since        Consultant; Managing    208           Director of Franklin Covey
1031 N. Chartwell Court                             January 1993 Director of Summit                    (time management systems),
Salt Lake City, UT 84103                                         Ventures LLC; Director                BMW Bank of North America,
                                                                 or Trustee of the                     Inc. (industrial loan
                                                                 Retail Funds (since                   corporation), United Space
                                                                 January 1993) and the                 Alliance (joint venture
                                                                 Institutional Funds                   between Lockheed Martin
                                                                 (since July 2003);                    and the Boeing Company)
                                                                 member of the Utah                    and Nuskin Asia Pacific
                                                                 Regional Advisory Board               (multilevel marketing);
                                                                 of Pacific Corp.;                     member of the board of
                                                                 formerly Managing                     various civic and
                                                                 Director of Summit                    charitable organizations.
                                                                 Ventures LLC
                                                                 (2000-2004); United
                                                                 States Senator (R-Utah)
                                                                 (1974-1992) and
                                                                 Chairman, Senate
                                                                 Banking Committee
                                                                 (1980-1986), Mayor of
                                                                 Salt Lake City, Utah
                                                                 (1971-1974), Astronaut,
                                                                 Space Shuttle Discovery
                                                                 (April 12-19, 1985),
                                                                 and Vice Chairman,
                                                                 Huntsman Corporation
                                                                 (chemical company).

Wayne E. Hedien (70)                    Trustee     Since        Retired; Director or    208           Director of The PMI Group
c/o Kramer Levin Naftalis & Frankel LLP             September    Trustee of the Retail                 Inc. (private mortgage
Counsel to the Independent Trustees                 1997         Funds (since                          insurance); Trustee and
919 Third Avenue                                                 September 1997) and the               Vice Chairman of The Field
New York, NY 10022-3902                                          Institutional Funds                   Museum of Natural History;
                                                                 (since July 2003);                    director of various other
                                                                 formerly associated                   business and charitable
                                                                 with the Allstate                     organizations.
                                                                 Companies (1966-1994),
                                                                 most recently as
                                                                 Chairman of The
                                                                 Allstate Corporation
                                                                 (March 1993-
                                                                 December 1994) and
                                                                 Chairman and Chief
                                                                 Executive Officer of
                                                                 its wholly-owned
                                                                 subsidiary, Allstate
                                                                 Insurance Company
                                                                 (July 1989-December
                                                                 1994).

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF                              IN FUND
                                        POSITION(S)  OFFICE AND                            COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN       OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT TIME SERVED*  DURING PAST 5 YEARS**  BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------- ------------- --------------------------
Dr. Manuel H. Johnson (55)              Trustee     Since        Senior Partner, Johnson 208           Director of NVR, Inc.
c/o Johnson Smick International, Inc.               July 1991    Smick International,                  (home construction);
2099 Pennsylvania Avenue, N.W.                                   Inc., a consulting                    Director of KFX Energy;
Suite 950                                                        firm; Chairman of the                 Director of RBS Greenwich
Washington, D.C. 20006                                           Audit Committee and                   Capital Holdings
                                                                 Director or Trustee of                (financial holding
                                                                 the Retail Funds (since               company).
                                                                 July 1991) and the
                                                                 Institutional Funds
                                                                 (since July 2003);
                                                                 Co-Chairman and a
                                                                 founder of the Group of
                                                                 Seven Council (G7C), an
                                                                 international economic
                                                                 commission; formerly
                                                                 Vice Chairman of the
                                                                 Board of Governors of
                                                                 the Federal Reserve
                                                                 System and Assistant
                                                                 Secretary of the U.S.
                                                                 Treasury.

Joseph J. Kearns (62)                   Trustee     Since        President, Kearns &     209           Director of Electro Rent
c/o Kearns & Associates LLC                         July 2003    Associates LLC                        Corporation (equipment
PMB754                                                           (investment                           leasing), The Ford Family
23852 Pacific Coast Highway                                      consulting); Deputy                   Foundation, and the UCLA
Malibu, CA 90265                                                 Chairman of the Audit                 Foundation.
                                                                 Committee and Director
                                                                 or Trustee of the
                                                                 Retail Funds (since
                                                                 July 2003) and the
                                                                 Institutional Funds
                                                                 (since August 1994);
                                                                 previously Chairman of
                                                                 the Audit Committee of
                                                                 the Institutional Funds
                                                                 (October 2001-July
                                                                 2003); formerly CFO of
                                                                 the J. Paul Getty
                                                                 Trust.

Michael E. Nugent (68)                  Trustee     Since        General Partner of      208           Director of various
c/o Triumph Capital, L.P.                           July 1991    Triumph Capital, L.P.,                business organizations.
445 Park Avenue                                                  a private investment
New York, NY 10022                                               partnership; Chairman
                                                                 of the Insurance
                                                                 Committee and Director
                                                                 or Trustee of the
                                                                 Retail Funds (since
                                                                 July 1991) and the
                                                                 Institutional Funds
                                                                 (since July 2001);
                                                                 formerly Vice
                                                                 President, Bankers
                                                                 Trust Company and BT
                                                                 Capital Corporation
                                                                 (1984-1988).

Fergus Reid (72)                        Trustee     Since        Chairman of Lumelite    209           Trustee and Director of
c/o Lumelite Plastics Corporation                   July 2003    Plastics Corporation;                 certain investment
85 Charles Colman Blvd.                                          Chairman of the                       companies in the
Pawling, NY 12564                                                Governance Committee                  JPMorgan Funds complex
                                                                 and Director or Trustee               managed by J.P. Morgan
                                                                 of the Retail Funds                   Investment Management Inc.
                                                                 (since July 2003) and
                                                                 the Institutional Funds
                                                                 (since June 1992).

INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF                              IN FUND
                                        POSITION(S)  OFFICE AND                            COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN       OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT TIME SERVED*  DURING PAST 5 YEARS**  BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------- ------------- --------------------------
Charles A. Fiumefreddo (71)             Chairman of Since        Chairman and Director   208           None.
c/o Morgan Stanley Trust                the Board   July 1991    or Trustee of the
Harborside Financial Center,            and Trustee              Retail Funds (since
Plaza Two,                                                       July 1991) and the
Jersey City, NJ 07311                                            Institutional Funds
                                                                 (since July 2003);
                                                                 formerly Chief
                                                                 Executive Officer of
                                                                 the Retail Funds (until
                                                                 September 2002).

James F. Higgins (56)                   Trustee     Since        Director or Trustee of  208           Director of AXA Financial,
c/o Morgan Stanley Trust                            June 2000    the Retail Funds (since               Inc. and The Equitable
Harborside Financial Center,                                     June 2000) and the                    Life Assurance Society of
Plaza Two,                                                       Institutional Funds                   the United States
Jersey City, NJ 07311                                            (since July 2003);                    (financial services).
                                                                 Senior Advisor of
                                                                 Morgan Stanley (since
                                                                 August 2000); Director
                                                                 of the Distributor and
                                                                 Dean Witter Realty
                                                                 Inc.; previously
                                                                 President and Chief
                                                                 Operating Officer of
                                                                 the Private Client
                                                                 Group of Morgan Stanley
                                                                 (May 1999-August
                                                                 2000), and President
                                                                 and Chief Operating
                                                                 Officer of Individual
                                                                 Securities of Morgan
                                                                 Stanley (February
                                                                 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                         TERM OF
                                        POSITION(S)     OFFICE AND
      NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF
        INDEPENDENT TRUSTEE             REGISTRANT     TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  --------------  --------------   -----------------------------------------------------------
Mitchell M. Merin (51)                President       Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                     Executive Officer of the Investment Adviser and the
                                                                       Administrator; Chairman and Director of the Distributor;
                                                                       Chairman and Director of the Transfer Agent; Director of
                                                                       various Morgan Stanley subsidiaries; President of the
                                                                       Institutional Funds (since July 2003) and President of the
                                                                       Retail Funds; Trustee (since July 2003) and President (since
                                                                       December 2002) of the Van Kampen Closed-End Funds; Trustee
                                                                       and President (since October 2002) of the Van Kampen
                                                                       Open-End Funds.

Ronald E. Robison (65)                Executive Vice  Since April      Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas           President and   2003             (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020                    Principal                        Incorporated, Morgan Stanley Investment Management Inc. and
                                      Executive                        Morgan Stanley; Managing Director, Chief Administrative
                                      Officer                          Officer and Director of the Investment Adviser and the
                                                                       Administrator; Director of the Transfer Agent; Managing
                                                                       Director and Director of the Distributor; Executive Vice
                                                                       President and Principal Executive Officer of the
                                                                       Institutional Funds (since July 2003) and the Retail Funds
                                                                       (since April 2003); Director of Morgan Stanley SICAV (since
                                                                       May 2004); previously President and Director of the Retail
                                                                       Funds (March 2001-July 2003) and Chief Global Operations
                                                                       Officer and Managing Director of Morgan Stanley Investment
                                                                       Management Inc.

Joseph J. McAlinden (61)              Vice President  Since July       Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                           1995             Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                     Inc., Director of the Transfer Agent, Chief Investment
                                                                       Officer of the Van Kampen Funds; Vice President of the
                                                                       Institutional Funds (since July 2003) and the Retail Funds
                                                                       (since July 1995).

Barry Fink (49)                       Vice President  Since February   General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                           1997             (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                     Management; Managing Director (since December 2000),
                                                                       Secretary (since February 1997) and Director of the
                                                                       Investment Adviser and the Administrator; Vice President of
                                                                       the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                       Vice President of the Institutional Funds (since July
                                                                       2003); Managing Director, Secretary and Director of the
                                                                       Distributor; previously Secretary (February 1997-July 2003)
                                                                       and General Counsel (February 1997-April 2004) of the Retail
                                                                       Funds; Vice President and Assistant General Counsel of the
                                                                       Investment Adviser and the Administrator (February 1997-
                                                                       December 2001).

Amy R. Doberman (42)                  Vice President  Since July       Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                           2004             Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                     Management Inc. and the Investment Adviser, Vice President
                                                                       of the Institutional and Retail Funds (since July 2004);
                                                                       Vice President of the Van Kampen Funds (since August 2004);
                                                                       previously, Managing Director and General Counsel -
                                                                       Americas, UBS Global Asset Management (July 2000 - July
                                                                       2004) and General Counsel, Aeltus Investment Management,
                                                                       Inc. (January 1997 - July 2000).

Carsten Otto (41)                     Chief           Since October    Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas           Compliance      2004             Morgan Stanley Investment Management (since October 2004);
New York, NY 10020                    Officer                          Executive Director of the Investment Adviser and Morgan
                                                                       Stanley Investment Management Inc.; formerly Assistant
                                                                       Secretary and Assistant General Counsel of the Morgan
                                                                       Stanley Retail Funds.

                                                         TERM OF
                                        POSITION(S)     OFFICE AND
      NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF
        INDEPENDENT TRUSTEE             REGISTRANT     TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  --------------  --------------   -----------------------------------------------------------
Stefanie V. Chang (38)                Vice President  Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc., and the
New York, NY 10020                                                     Investment Adviser; Vice President of the Institutional
                                                                       Funds and the Retail Funds (since July 2003); formerly
                                                                       practiced law with the New York law firm of Rogers & Wells
                                                                       (now Clifford Chance US LLP).

Francis J. Smith (39)                 Treasurer and   Treasurer since  Executive Director of the Investment Adviser and Morgan
c/o Morgan Stanley Trust              Chief           July 2003 and    Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,          Financial       Chief Financial  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                            Officer         Officer since    and Vice President of the Investment Adviser and the
Jersey City, NJ 07311                                 September 2002   Administrator (August 2000-November 2001) and Senior
                                                                       Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                       2000).

Thomas F. Caloia (58)                 Vice President  Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                               Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                           the Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                             (April 1989-July 2003); formerly First Vice President of
Jersey City, NJ 07311                                                  the Investment Adviser, the Distributor and the
                                                                       Administrator.

Mary E. Mullin (37)                   Secretary       Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                     Investment Adviser; Secretary of the Institutional Funds
                                                                       and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

During the year ended December 31, 2004, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                           CLASS A     CLASS B     CLASS C     CLASS D
                          ---------   ---------   ---------   ---------
Tax-Exempt Income         $    0.51   $    0.44   $    0.44   $    0.53
Long-Term Capital Gains   $    0.02   $    0.02   $    0.02   $    0.02

MORGAN STANLEY FUNDS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

JOSEPH J. MCALINDEN
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

37935RPT-RA05-00092P-Y12/04

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                             MORGAN STANLEY FUND
                                                               NEW YORK TAX-FREE
                                                                     INCOME FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees n the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2004

                                               REGISTRANT         COVERED ENTITIES(1)
         AUDIT FEES                            $      29,002                      N/A

         NON-AUDIT FEES
              AUDIT-RELATED FEES               $         452(2)   $         3,746,495(2)
              TAX FEES                         $       6,085(3)   $            79,800(4)
              ALL OTHER FEES                   $           -      $                 -
         TOTAL NON-AUDIT FEES                  $       6,537      $         3,826,295

         TOTAL                                 $      35,539      $         3,826,295

       2003

                                               REGISTRANT         COVERED ENTITIES(1)
         AUDIT FEES                            $      27,930                      N/A

         NON-AUDIT FEES
              AUDIT-RELATED FEES               $         684(2)   $         2,847,161(2)
              TAX FEES                         $       4,884(3)   $           736,810(4)
              ALL OTHER FEES                   $           -      $                 -(5)
         TOTAL NON-AUDIT FEES                  $       5,568      $         3,583,971

         TOTAL                                 $      33,498      $         3,583,971

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

 1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

 2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

 3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

 8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

 9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

 10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005